Acquisition (Tables)	6 Months Ended
Jun. 30, 2025
Acquisition
Schedule of fair value of the identifiable assets and liabilities acquired
Amount

Total consideration	$68,127,525

Other receivables	2,363
Long-term investment	80,151,868
Accrued liabilities and other payables	(4,202)
Total net assets acquired	80,150,029
15% equity value with non-controlling interest	(12,022,504)
$68,127,525